PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Aerospace & Defense 0.6%
Safran SA (France)*	13,225	$1,972,353
Air Freight & Logistics 1.2%
United Parcel Service, Inc. (Class B Stock)	20,461	4,171,179
Automobiles 4.1%
Tesla, Inc.*	19,479	13,819,182
Biotechnology 0.8%
Regeneron Pharmaceuticals, Inc.*	5,225	2,514,792
Capital Markets 0.2%
T. Rowe Price Group, Inc.	4,618	827,546
Commercial Services & Supplies 0.4%
Cintas Corp.	4,182	1,443,375
Containers & Packaging 0.8%
Avery Dennison Corp.	3,928	841,260
Crown Holdings, Inc.	16,931	1,859,024
		2,700,284
Electrical Equipment 0.6%
Rockwell Automation, Inc.	7,871	2,079,990
Electronic Equipment, Instruments & Components 0.5%
CDW Corp.	5,508	982,242
Zebra Technologies Corp. (Class A Stock)*	1,671	815,013
		1,797,255
Entertainment 2.9%
Netflix, Inc.*	15,581	8,000,376
Spotify Technology SA*	6,139	1,547,765
		9,548,141
Equity Real Estate Investment Trusts (REITs) 0.3%
Iron Mountain, Inc.	20,996	842,359

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 0.5%
Costco Wholesale Corp.	2,246	$835,714
Sprouts Farmers Market, Inc.*	31,704	811,940
		1,647,654
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	10,448	1,254,596
Align Technology, Inc.*	3,913	2,330,309
Danaher Corp.	5,499	1,396,416
		4,981,321
Health Care Providers & Services 2.0%
Cigna Corp.	3,358	836,176
HCA Healthcare, Inc.	10,343	2,079,564
Laboratory Corp. of America Holdings*	6,405	1,702,897
UnitedHealth Group, Inc.	5,108	2,037,070
		6,655,707
Hotels, Restaurants & Leisure 1.1%
Chipotle Mexican Grill, Inc.*	891	1,329,398
Yum! Brands, Inc.	20,938	2,502,510
		3,831,908
Household Products 1.6%
Church & Dwight Co., Inc.	9,838	843,510
Procter & Gamble Co. (The)	33,925	4,526,274
		5,369,784
Industrial Conglomerates 0.3%
3M Co.	4,238	835,479
Insurance 1.0%
Aon PLC (Class A Stock)	3,483	875,766
Primerica, Inc.	15,452	2,468,766
		3,344,532
Interactive Media & Services 11.9%
Alphabet, Inc. (Class A Stock)*	7,277	17,126,419
Facebook, Inc. (Class A Stock)*	51,529	16,751,047
Match Group, Inc.*	13,895	2,162,479

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services (cont’d.)
Pinterest, Inc. (Class A Stock)*	13,753	$912,787
Snap, Inc. (Class A Stock)*	46,232	2,858,062
		39,810,794
Internet & Direct Marketing Retail 6.8%
Amazon.com, Inc.*	5,751	19,941,132
eBay, Inc.	49,859	2,781,634
		22,722,766
IT Services 12.2%
Accenture PLC (Class A Stock)	8,652	2,508,820
Adyen NV (Netherlands), 144A*	1,599	3,921,394
Broadridge Financial Solutions, Inc.	5,423	860,251
Mastercard, Inc. (Class A Stock)	3,037	1,160,316
PayPal Holdings, Inc.*	38,016	9,971,217
Shopify, Inc. (Canada) (Class A Stock)*	8,367	9,894,061
Square, Inc. (Class A Stock)*	15,649	3,831,188
Twilio, Inc. (Class A Stock)*	5,427	1,996,051
Visa, Inc. (Class A Stock)	17,342	4,050,398
Western Union Co. (The)	96,315	2,481,074
		40,674,770
Leisure Products 0.7%
Peloton Interactive, Inc. (Class A Stock)*	23,346	2,296,079
Life Sciences Tools & Services 2.8%
Agilent Technologies, Inc.	9,909	1,324,239
Avantor, Inc.*	27,086	867,835
Mettler-Toledo International, Inc.*	1,067	1,401,313
Thermo Fisher Scientific, Inc.	9,004	4,233,951
Waters Corp.*	5,367	1,609,402
		9,436,740
Media 0.8%
Nexstar Media Group, Inc. (Class A Stock)	17,017	2,508,476
Multiline Retail 2.0%
Dollar General Corp.	3,915	840,746

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
Dollar Tree, Inc.*	7,565	$869,219
Target Corp.	24,361	5,049,061
		6,759,026
Personal Products 1.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,211	2,890,412
Herbalife Nutrition Ltd.*	23,780	1,088,410
		3,978,822
Pharmaceuticals 1.2%
Eli Lilly & Co.	22,789	4,165,146
Road & Rail 1.3%
J.B. Hunt Transport Services, Inc.	6,965	1,188,995
Uber Technologies, Inc.*	55,073	3,016,348
		4,205,343
Semiconductors & Semiconductor Equipment 7.5%
Advanced Micro Devices, Inc.*	9,882	806,569
Broadcom, Inc.	6,579	3,001,340
NVIDIA Corp.	18,141	10,891,493
QUALCOMM, Inc.	25,571	3,549,255
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	31,140	3,635,284
Texas Instruments, Inc.	17,106	3,087,804
		24,971,745
Software 16.1%
Adobe, Inc.*	19,378	9,850,613
Aspen Technology, Inc.*	5,429	710,330
CDK Global, Inc.	31,780	1,703,090
Crowdstrike Holdings, Inc. (Class A Stock)*	10,836	2,259,414
Microsoft Corp.	90,008	22,698,218
Oracle Corp.	60,426	4,579,687
PTC, Inc.*	5,597	732,871
salesforce.com, Inc.*	20,598	4,744,131
Teradata Corp.*	19,894	984,156
Trade Desk, Inc. (The) (Class A Stock)*	4,733	3,451,824
Zoom Video Communications, Inc. (Class A Stock)*	6,038	1,929,564
		53,643,898

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 3.8%
Best Buy Co., Inc.	15,134	$1,759,630
Carvana Co.*	4,156	1,185,541
Home Depot, Inc. (The)	16,445	5,322,753
Lowe’s Cos., Inc.	8,360	1,640,650
O’Reilly Automotive, Inc.*	5,008	2,768,823
		12,677,397
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	161,582	21,241,570
Dell Technologies, Inc. (Class C Stock)*	25,316	2,489,322
		23,730,892
Textiles, Apparel & Luxury Goods 2.9%
Kering SA (France)	3,885	3,118,145
Lululemon Athletica, Inc.*	4,253	1,425,904
LVMH Moet Hennessy Louis Vuitton SE (France)	5,569	4,186,193
NIKE, Inc. (Class B Stock)	6,350	842,137
		9,572,379

Total Long-Term Investments (cost $197,565,044)		329,537,114

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,611,537)(wb)	1,611,537	1,611,537

TOTAL INVESTMENTS 99.2% (cost $199,176,581)		331,148,651
Other assets in excess of liabilities 0.8%		2,593,315

Net Assets 100.0%		$333,741,966

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).